Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 4)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	5 years 9 months 18 days	5 years 9 months 18 days
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years 6 months
Technical know-how [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Technical know-how [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years 6 months
Order backlog [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year 6 months
Order backlog [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Short-term supply agreements [Member]
Finite-Lived Intangible Asset, Useful Life	6 months